Benefit Plans (Schedule of Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 4,157	$ 3,081	$ 2,987
Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,796
Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,361
(Level 2) Significant Other Observable Inputs [Member] | Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,796
(Level 3) Significant Unobservable Inputs [Member] | Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,361